Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

19.         Income taxes

The Company is subject to Income Tax (“ISR”, for its acronym in Spanish), whose tax rate was 30% for 2024, 2023 and 2022, and will continue to be 30% for later years.

a.	Income tax is as follows:

	Year ended December 31,
	2024		2023		2022
Current ISR	Ps.	2,205,939	Ps.	2,167,380	Ps.	1,653,920
Deferred ISR		(72,925)		(127,938)		(278,400)
Income tax expense	Ps.	2,133,014	Ps.	2,039,442	Ps.	1,375,520

b.	As of December 31, 2024, 2023 and 2022, the principal items comprising the balance of the deferred ISR asset (liability) were:

			December 31,
	2024		2023		2022
Liabilities:
Provisions, allowances and labor obligations	Ps.	27,674	Ps.	107,768	Ps.	150,040
Investment in airport concessions, property, leasehold improvements and equipment, net		(74,618)		(163,345)		(216,843)
Tax loss carryforwards (1)		75		75		12,366
Recoverable tax on assets (2)		—		—		—
Others		(1,697)		(2,219)		(2,234)
Total liabilities	Ps.	(48,566)	Ps.	(57,721)	Ps.	(56,671)
Assets:
Provisions, allowances and labor obligations	Ps.	905,974	Ps.	743,038	Ps.	625,408
Investments in airport concessions, property, leasehold improvements and equipment, net		(134,289)		(53,622)		(102,196)
Tax loss carryforwards(1)		157,395		172,185		208,602
Recoverable tax on assets(2)		—		9,486		28,619
Others		(4,188)		(3,666)		(3,524)
Total assets	Ps.	924,892	Ps.	867,421	Ps.	756,909
Net deferred ISR asset	Ps.	876,326	Ps.	809,700	Ps.	700,238
(1)

As of December 31, 2024, 2023 and 2022, the Company recognized a deferred tax asset of Ps.157,470, Ps.172,260 and Ps.220,968, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

(2)

The Company recognized the Asset Tax (“IMPAC”, by its acronym in Spanish) paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. During the year 2024, the remaining balance was recovered in the amount of Ps.9,486.

c.	The changes in deferred tax during the year are follows:

			December 31,
	2024		2023		2022
Beginning balance of deferred tax liability, net	Ps.	809,700	Ps.	700,238	Ps.	428,215
Deferred ISR in profit or loss		72,925		127,938		278,400
IMPAC recovery		(9,486)		(17,829)		—
Income tax effects recognized in other comprehensive income		3,187		(647)		(6,377)
Ending balance of deferred tax asset, net	Ps.	876,326	Ps.	809,700	Ps.	700,238

d.	The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2024			2023			2022
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	7,069,238		Ps.	7,059,868		Ps.	5,292,825
Current ISR		2,205,939			2,167,380			1,653,920
Deferred ISR		(72,925)			(127,938)			(278,400)
Income tax expense and effective rate	Ps.	2,133,014	30.17%	Ps.	2,039,442	28.89%	Ps.	1,375,520	25.99%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		(12,243)	(0.17)%		78,518	1.11%		212,327	4.01%
Statutory rate	Ps.	2,120,771	30.00%	Ps.	2,117,960	30.00%	Ps.	1,587,847	30.00%

e.

Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2024, are as follows:

	Tax loss
Year of origin	carryforwards
2003	Ps.	165,923
2004		167,390
2005		1,806
2007		3,290
2008		5,783
2018		6,778
2019		7,283
2020		28,500
2021		25,626
2024		8,271
	Ps.	420,650

f.

In addition to the tax loss carryforwards of the airport concessionaires aforementioned, the Company has tax losses of other subsidiaries other than its concessionaires in the amount of Ps.110,217 the duration of which is 10 years under the Income Tax Law, and the expiration date of which is between 2025 and 2034.

g.	In 2024, 2023 and 2022, the Company utilized tax loss carryforwards in the amount of Ps.86,885, Ps.199,537 and Ps.186,922, respectively.

h.	The balances of shareholders’ equity tax accounts as of December 31 are:

	December 31,
	2024		2023		2022
Contributed capital account	Ps.	5,834,852	Ps.	5,599,129	Ps.	5,349,827
Net consolidated tax profit account		3,778,145		2,974,281		2,166,970
Total	Ps.	9,612,997	Ps.	8,573,410	Ps.	7,516,797

i.

Dividends paid from profits generated from January 1, 2014, to individuals residing in Mexico and residents abroad may be subject to additional income taxes of up to 10%, which shall be retained by the Company.